RIGHT OF USE ASSET AND LEASE LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
RIGHT OF USE ASSET AND LEASE LIABILITY

NOTE 8 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of June 30, 2023	As of December 31, 2022
Right of use asset – Buildings	$2,541,123	$2,541,123
Right of use asset – Buildings (related party)	11,149,101	11,149,101
Right of use asset – Leasehold	992,410	992,410
Right of use asset – Office space	58,412	58,412
Foreign currency translation	(93,961)	(119,182)
Accumulated depreciation of right of use assets	(1,751,347)	(1,723,114)
Accumulated depreciation of right of use assets (related party)	(551,051)	(325,040)
	$12,344,687	$12,573,710

During the half year ended June 30, 2023, the Company recorded depreciation of right-of-use assets of $254,244 (June 2022 — $245,035).

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of June 30 2023	As of December 31, 2022
Within one year	$1,702,541	$1,664,966
Two to five years	6,144,383	6,280,716
Thereafter	16,280,925	17,871,937
	24,127,849	25,817,619
Less: Finance Charges component	(11,365,196)	(12,832,744)
	$12,762,653	$12,984,875

Lease liabilities – Current	$1,325,839	$1,590,538
Lease liabilities - Non-Current	11,436,814	11,394,337
	$12,762,653	$12,984,875

NOTE 10 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2022	2021
Right of use asset – Buildings	$2,541,123	$1,378,312
Right of use asset – Buildings (related party)	11,149,101	-
Right of use asset – Leasehold	992,410	992,410
Right of use asset – Office space	58,412	58,412
Foreign currency translation	(119,182)	(117,959)
Accumulated depreciation of right of use assets	(1,723,114)	(1,233,934)
Accumulated depreciation of right of use assets (related party)	(325,040)	-
	$12,573,710	$1,077,241

During the year ended December 31, 2022, the Company recorded depreciation of right-of-use assets of $814,220 (2021 — $507,688).

During July 2022, the Company signed two lease agreements for University of Antelope Valley’s buildings with the former owners, a related party, both with 12-year terms. A right of use asset and a lease liability of $11,149,101 was booked to the Consolidated Statements of Financial Condition for the leases.

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2022	2021
Within one year	$1,664,966	$436,270
Two to five years	6,280,716	298,594
Thereafter	17,871,937	9,007,645
	25,817,619	9,742,509
Less: Finance Charges component	(12,832,744)	(8,411,649)
	$12,984,875	$1,330,860

Lease liabilities – Current	$1,590,538	$436,271
Lease liabilities - Non-Current	11,394,337	894,589
	$12,984,875	$1,330,860

The weighted average discount rate utilized to calculate the present value of the lease liabilities was 7.71%. The average remaining life of the leases is 22 years.